Annual Fund Operating Expenses - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.49%

[1]	Acquired Fund Fees and Expenses (AFFE) are fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
[2]	The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.49% to 0.41% of the Fund’s average daily net assets. This Agreement will remain in place until June 1, 2027 unless terminated sooner by the Trustees.